Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 617	$ 576	$ 589
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	41	62	69
Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	127
Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	104
Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	57
Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	9
Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	246
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	543	472	476
Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	33	$ 43	$ 44
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	192
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	30
Less than 1 year [member] | Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	29
Less than 1 year [member] | Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	32
Less than 1 year [member] | Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	18
Less than 1 year [member] | Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
Less than 1 year [member] | Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	61
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	142
Less than 1 year [member] | Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	20
After 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	425
After 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	11
After 1 year [member] | Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	98
After 1 year [member] | Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	71
After 1 year [member] | Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	39
After 1 year [member] | Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	7
After 1 year [member] | Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	185
After 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	401
After 1 year [member] | Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 13